BUSINESS COMBINATIONS - Acquisition of Shaw Communications (Details) $ / shares in Units, shares in Millions, number in Millions, citizen in Millions	Apr. 03, 2023 CAD ($)	Dec. 31, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	Apr. 03, 2023 shares	Apr. 03, 2023 $ / shares	Apr. 03, 2023 citizen	Apr. 03, 2023 job	Apr. 03, 2023
Shaw Communications Inc. And Freedom Mobile Inc.
Disclosure of detailed information about business combination [line items]
Investments in connectivity for underserved areas	$ 1,000,000,000
Investments in connectivity for underserved areas, period	5 years
Investments in 5G coverage	$ 2,500,000,000
Investments in 5G coverage, period	5 years
Investments in network, services, and technology	$ 3,000,000,000
Investments in network, services, and technology, period	5 years
Number of eligible citizens | citizen						2.5
Number of eligible citizens, term	5 years
Number of new jobs created | job							3,000
Number of new jobs created, period	5 years
Number of new jobs created, required period to be maintained	10 years
Estimated financial effect of contingent liabilities per year if commitments not met	$ 100,000,000
Estimated financial effect of contingent liabilities per year if commitments not met, maximum amount	1,000,000,000
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	20,483,000,000
Cash consideration	19,033,000,000
Cash and restricted cash, transferred amount	13,000,000,000
Proceeds on issuance of long-term debt	6,000,000,000
Maximum borrowing capacity	6,000,000,000	$ 6,000,000,000
Issuance of 23.6 million Class B Non-Voting shares	1,450,000,000
Class B non-voting shares (in shares)				23.6				23.6
Share price (in dollars per share) | $ / shares					$ 61.33
Borrowings recognised as of acquisition date	4,550,000,000		$ 4,550,000,000
Freedom Mobile Inc. | Quebecor Inc.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	2,850,000,000
Cash consideration	$ 2,150,000,000